Fees and Expenses - Eaton Vance Income Opportunities ETF_June 2025 - Eaton Vance Income Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fee[1]	0.55%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.55%
Fee Waiver[3]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.50%
[1],[2],[3]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver for only the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years
$51	$166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the Predecessor Fund, the Predecessor Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate	155.00%

[1]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[2]
2	Other Expenses have been estimated for the current fiscal year.

[3]
3	The Adviser has agreed to reduce its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business, will not exceed 0.50%. On November 7, 2025, Morgan Stanley Income Opportunities Fund (formerly, Morgan Stanley Global Fixed Income Opportunities Fund) (“Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The fee waiver will continue for two years from the date of the Reorganization or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is not expected that the fee waiver will be extended.